BUSINESS COMBINATION (Details 5) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
Santa Ana Energetica [Member]
IfrsStatementLineItems [Line Items]
Purchase price considered for the business combination	R$ 37,292
Topazio Energetica [Member]
IfrsStatementLineItems [Line Items]
Purchase price considered for the business combination	R$ 428,861
Assets Transferred [Member] | Energetica S A And Topazio Energetica S A [Member]
IfrsStatementLineItems [Line Items]
Determination of comment	In the transaction, a payment in the amount of R$466,153 was made.
Assets Transferred [Member] | Santa Ana Energetica [Member]
IfrsStatementLineItems [Line Items]
Purchase price considered for the business combination	R$ 37,292
Assets Transferred [Member] | Topazio Energetica [Member]
IfrsStatementLineItems [Line Items]
Purchase price considered for the business combination	R$ 428,861